Summary of Significant Accounting Policies (Details) - Schedule of depreciation calculated using straight-line method over the estimated useful lives - Vicarious Surgical US Inc. [Member]	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of depreciation calculated using straight-line method over the estimated useful lives [Line Items]
Computer equipment and software	3 years	3 years
Leasehold improvements	lesser of useful life or remaining lease term	lesser of useful life or remaining lease term
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation calculated using straight-line method over the estimated useful lives [Line Items]
Manufacturing equipment	3 years	3 years
Furniture and fixtures	3 years	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation calculated using straight-line method over the estimated useful lives [Line Items]
Manufacturing equipment	5 years	5 years
Furniture and fixtures	7 years	7 years